Cover	Mar. 18, 2026
Cover [Abstract]
Entity Incorporation, State or Country Code	DE
Registrant Name	INGREDION INCORPORATED
Entity File Number	1-13397
Entity Tax Identification Number	22-3514823
Entity Address, City or Town	IL
Entity Address, Address Line One	Westchester,
Entity Address, Address Description	5 Westbrook Corporate Center,
Entity Address, Postal Zip Code	60154
City Area Code	708
Local Phone Number	551-2600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	INGR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Document Type	8-K
Document Period End Date	Mar. 18, 2026
Amendment Flag	false
Central Index Key	0001046257